Share-Based Compensation	6 Months Ended
Apr. 30, 2022
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Share-Based Compensation
NOTE 14:  SHARE-BASED COMPENSATION
For the three and six months ended April 30, 2022, the Bank recognized compensation expense for stock option awards of $8.3 million and $18.4 million, respectively (three and six months ended April 30, 2021 – $5.9 million and $15.9 million, respectively). During the three months ended April 30, 2022 and April 30, 2021, nil stock options were granted by the Bank. During the six months ended April 30, 2022, 2.5 million (six months ended April 30, 2021 – 2.2 million) stock options were granted by the Bank at a weighted-average fair value of $12.41 per option (April 30, 2021 – $8.90 per option).
The following table summarizes the assumptions used for estimating the fair value of options for the six months ended April 30, 2022 and April 30, 2021.
Assumptions Used for Estimating the Fair Value of Options

(in Canadian dollars, except as noted)	For the six months ended
	April 30 2022	April 30 2021
Risk-free interest rate	1.47%	0.71%
Option contractual life	10.0 years	10.0 years
Expected volatility 1	17.89%	18.50%
Expected dividend yield	3.66%	3.61%

Exercise price/share price	$95.33	$71.88

1	Expected volatility is calculated based on the average daily volatility measured over a historical period.